COMMON STOCK WARRANTS (Details) - $ / shares			12 Months Ended
	Dec. 06, 2022	Nov. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Warrant outstanding			6,512,087	322,223
Exercise price of warrants			$ 11.50
Lakeshore ("Lakeshore") Acquisition I Corp
Class of Warrant or Right [Line Items]
Warrants issued	4,597,180		4,597,180
Number of shares issuable per warrant			4,597,180		1
Senior and subordinated convertible notes warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants			$ 11.50
Warrants issued			1,914,907
Private placement warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50		$ 11.50
Warrants issued	196,256
Number of shares issuable per warrant			1
Private placement warrants | Lakeshore ("Lakeshore") Acquisition I Corp
Class of Warrant or Right [Line Items]
Warrant outstanding			196,256
Exercise price of warrants			$ 11.50
Number of shares issuable per warrant			1
Public warrants
Class of Warrant or Right [Line Items]
Warrant outstanding			4,100,239
Exercise price of warrants			$ 11.50
Public warrants | Lakeshore ("Lakeshore") Acquisition I Corp
Class of Warrant or Right [Line Items]
Warrant outstanding			4,100,239
Additional Private Placement Warrants | Lakeshore ("Lakeshore") Acquisition I Corp
Class of Warrant or Right [Line Items]
Warrants issued		300,685